MERRILL LYNCH
                                                              GLOBAL
                                                              RESOURCES
                                                              TRUST

                               [GRAPHIC OMITTED]

                                                     STRATEGIC
                                                              Performance

                                                              Semi-Annual Report
                                                               January 31, 2000

MERRILL LYNCH GLOBAL RESOURCES TRUST

DEAR SHAREHOLDER

During the three-month period ended January 31, 2000, Merrill Lynch Global Resources Trust delivered flat performance as record warm temperatures at the start of the 1999-2000 winter heating season caused selling pressure on our holdings of natural gas stocks. During the January quarter, the Trust's Class A, Class B, Class C and Class D Shares had total returns of +0.43%, +0.14%, +0.21% and +0.40%, respectively, compared to a +1.08% total return for the Lipper Analytical Services Inc.'s Natural Resources Fund average. (Fund results do not reflect sales charges, and would be lower if sales charges were included. Complete performance information can be found on pages 3 and 4 of this report to shareholders.)

The recent weather-driven setback does not change our positive outlook for energy stocks, particularly companies leveraged to North American natural gas production and oil service activities. The arrival of more seasonal winter weather in January is driving a modest recovery in natural gas share prices. In addition, it is also drawing down natural gas inventories to normal historic levels. This should set up a positive investment environment for our holdings in the energy sector.

In our October 31, 1999 letter to shareholders, we discussed investors' concerns regarding Organization of Petroleum Exporting Countries (OPEC) compliance. In February, we traveled to the Middle East nations of Saudi Arabia, Qatar and Kuwait, meeting with oil ministers as well as other senior energy officials and oil company executives. Our visit affirmed that relations among OPEC members are the best in years, and that OPEC members believe that a higher price range is justified for oil. However, both the oil ministers of Saudi Arabia and Qatar stated that they would be uncomfortable with a price of $30 per barrel of oil, which could lead to fuel substitution and conservation. In addition, critical factors that could affect production decisions include avoiding an acceleration of overall inflation from the pass-through of higher energy costs, as well as keeping oil prices at a level that will not diminish world economic growth, particularly for the Asian region. While many analysts are forecasting that OPEC will increase its production levels at its upcoming March meeting, the oil ministers said that their research indicated that supply on the physical markets was not as tight as that indicated by the $28-$29 per barrel oil prices seen in the commodity exchanges. Therefore, oil prices could decline as seasonal demand slows this summer. As a result, we believe that a production increase is not guaranteed in March, and that any increase will be on the low end of expectations. This should lead to a very positive fundamental environment for oil and oil service companies this year, as earnings should accelerate beginning with first quarter earnings results.

Our expectations for a positive oil price environment also support our investments in natural gas production companies. The arrival of more seasonal winter weather has resulted in solid withdrawals from natural gas storage. As of mid-February, gas storage levels are nearly 400 billion cubic feet below year-ago levels, and could approach normal levels by the end of the heating season on March 31. Given the generally low replacement levels of gas production by both major and independent oil companies last year, we believe that gas prices will be supported at relatively high levels throughout the summer months. The stocks of US and Canadian natural gas producers are trading near historic low valuation levels, so we believe that solid returns may be achieved from our investments in this sector.

Portfolio Matters

We continued to add new positions in the energy sector given our projection for an improving fundamental outlook. New holdings added in the January quarter included The Williams Companies, Inc. and Santa Fe International Corporation. We reduced our

Merrill Lynch Global Resources Trust                            January 31, 2000

holdings in a few of our paper and forest product companies to fund our additional energy investments since we were concerned that rising interest rates might negatively affect the share prices in the paper sector.

We maintained our weighting in the metals sector, where our holding in Stillwater Mining Company was the Trust's best-performing stock in the quarter, delivering price appreciation in excess of 75%.

In Conclusion

While the warm start to the 1999-2000 winter caused price declines in many of our energy holdings, the fundamental situation continues to improve. We believe that rising earnings for oil companies will result in improved share price performance in 2000, and that oil service companies will benefit as oil companies increase their spending levels. Natural-resource investment returns continue to exceed returns of the Standard & Poor's 500 Index, and we believe that low valuation levels could result in continued relative performance gains in the coming year. Many investors continue to abandon the natural resource sector to chase the stellar returns delivered by technology investments. However, we believe that investors should consider the role that investments in basic resources can play in hedging potential increases in their home-heating and transportation costs.

We appreciate your investment in Merrill Lynch Global Resources Trust, and we look forward to sharing our investment outlook and strategies with you in our next report to shareholders.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Trustee
/s/ Robert M. Shearer

Robert M. Shearer
Senior Vice President and Portfolio Manager

March 8, 2000

Merrill Lynch Global Resources Trust                            January 31, 2000

PERFORMANCE DATA

About Fund Performance

      Investors are able to purchase shares of the Trust through the Merrill Lynch Select Pricing (SM) System, which offers four pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 8 years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

      None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Recent Performance Results*

                                                                         Ten Years/
                                         3 Month         12 Month     Since Inception
As of January 31, 2000                 Total Return    Total Return     Total Return
=====================================================================================
ML Global Resources Trust Class A Shares   +0.43%        +27.45%         +39.12%
-------------------------------------------------------------------------------------
ML Global Resources Trust Class B Shares   +0.14         +26.11          +25.35
-------------------------------------------------------------------------------------
ML Global Resources Trust Class C Shares   +0.21         +26.19          + 4.94
-------------------------------------------------------------------------------------
ML Global Resources Trust Class D Shares   +0.40         +27.14          + 9.45
=====================================================================================

* Investment results shown do not reflect sales charges; results would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's ten-year/since inception periods are ten years for Class A & Class B Shares and from 10/21/94 for Class C & Class D Shares.

Merrill Lynch Global Resources Trust                            January 31, 2000

PERFORMANCE DATA (concluded)

Average Annual Total Return

                                              % Return Without   % Return With
                                                 Sales Charge     Sales Charge**
================================================================================
Class A Shares*
================================================================================
Year Ended 12/31/99                                +25.92%           +19.31%
--------------------------------------------------------------------------------
Five Years Ended 12/31/99                          + 3.56            + 2.45
--------------------------------------------------------------------------------
Ten Years Ended 12/31/99                           + 3.57            + 3.01
--------------------------------------------------------------------------------
* Maximum sales charge is 5.25%. (Prior to October 21, 1994, Class A Shares were offered at a higher sales charge. Thus, actual returns would have been lower than shown for the ten-year period.)
**    Assuming maximum sales charge.

                                                        % Return     % Return
                                                      Without CDSC   With CDSC**
================================================================================
Class B Shares*
================================================================================
Year Ended 12/31/99                                +24.69%            +20.69%
--------------------------------------------------------------------------------
Five Years Ended 12/31/99                          + 2.49             + 2.49
--------------------------------------------------------------------------------
Ten Years Ended 12/31/99                           + 2.50             + 2.50
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 4% and is reduced to 0% after 4 years.
**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                                        % Return     % Return
                                                      Without CDSC   With CDSC**
================================================================================
Class C Shares*
================================================================================
    Year Ended 12/31/99                            +24.67%            +23.67%
--------------------------------------------------------------------------------
    Five Years Ended 12/31/99                      + 2.48             + 2.48
--------------------------------------------------------------------------------
    Inception (10/21/94)
    through 12/31/99                               + 1.41             + 1.41
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                              % Return Without   % Return With
                                                 Sales Charge     Sales Charge**
================================================================================
Class D Shares*
================================================================================
Year Ended 12/31/99                                +25.71%            +19.11%
--------------------------------------------------------------------------------
Five Years Ended 12/31/99                          + 3.30             + 2.20
--------------------------------------------------------------------------------
Inception (10/21/94)
through 12/31/99                                   + 2.23             + 1.17
--------------------------------------------------------------------------------
*     Maximum sales charge is 5.25%. ** Assuming maximum sales charge.

Merrill Lynch Global Resources Trust                            January 31, 2000

SCHEDULE OF INVESTMENTS                                          (in US dollars)

                                                                                                 Percent of
Industries            Shares Held             Common Stocks                             Value    Net Assets
===========================================================================================================
Aluminum                   15,950    Alcoa Inc.                                       $ 1,111,516      1.4%
===========================================================================================================
Canadian                   60,400    Alberta Energy Company Ltd.                        1,772,300      2.3
Independents               97,000   +Anderson Exploration Ltd.                          1,138,498      1.5
                          109,000   +Baytex Energy Ltd.                                   790,182      1.0
                          161,850   +Canadian Hunter Exploration Ltd.                   2,570,112      3.3
                           34,700   +Canadian Natural Resources Ltd.                      802,575      1.0
                           65,900    Canadian Occidental Petroleum Ltd.                 1,330,831      1.7
                           44,692   +Northrock Resources Ltd.                             271,534      0.4
                           82,200    Paramount Resources Ltd.                             822,908      1.1
                           67,800   +Rio Alto Exploration Ltd.                            854,287      1.1
                           56,300   +Talisman Energy Inc.                               1,496,513      2.0
                                                                                      -----------    ------
                                                                                       11,849,740     15.4
===========================================================================================================
Chemicals                  27,200    Air Products and Chemicals, Inc.                     805,800      1.1
===========================================================================================================
Coal                       22,400    CONSOL Energy Inc.                                   271,600      0.4
===========================================================================================================
Diversified                26,200    Ashland Inc.                                         853,137      1.1
Companies                  47,000   +UCAR International Inc.                            1,060,438      1.4
                                                                                      -----------    ------
                                                                                        1,913,575      2.5
===========================================================================================================
Integrated Oil             17,700    Amerada Hess Corporation                             941,419      1.2
Companies                  31,200    Chevron Corporation                                2,607,150      3.4
                           16,800    Conoco Inc. (Class A)                                391,650      0.5
                           33,100    Conoco Inc. (Class B)                                779,919      1.0
                           24,300    ENI SpA (ADR) (a)                                  1,149,694      1.5
                           32,214    Exxon Mobil Corporation                            2,689,869      3.5
                           19,322    Kerr-McGee Corporation                             1,069,956      1.4
                           37,700    Murphy Oil Corporation                             2,163,037      2.8
                            8,800    Phillips Petroleum Company                           359,700      0.5
                           15,200    Royal Dutch Petroleum Company
                                       (NY Registered Shares)                             836,950      1.1
                           16,650    Texaco Inc.                                          880,369      1.1
                           46,400    USX-Marathon Group                                 1,191,900      1.6
                                                                                      -----------    ------
                                                                                       15,061,613     19.6
===========================================================================================================
Metals & Mining         1,174,009    M.I.M. Holdings Limited                            1,032,996      1.3
                           79,500    Noranda, Inc.                                        982,498      1.3
                           11,900    Phelps Dodge Corporation                             691,688      0.9
                           84,950   +Stillwater Mining Company                          3,026,344      3.9
                          240,000    WMC Limited                                        1,218,989      1.6
                          119,840   +Zimbabwe Platinum Mines Limited                       46,610      0.1
                                                                                      -----------    ------
                                                                                        6,999,125      9.1
===========================================================================================================

Merrill Lynch Global Resources Trust                            January 31, 2000

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)

                                                                                                 Percent of
Industries            Shares Held             Common Stocks                             Value    Net Assets
===========================================================================================================
Oil & Gas Producers        31,900    Anadarko Petroleum Corporation                   $ 1,046,719      1.4%
                           54,700    Apache Corporation                                 1,996,550      2.6
                           22,900   +Barrett Resources Corporation                        676,981      0.9
                           21,997    Burlington Resources Inc.                            705,279      0.9
                           26,650   +Chieftain International, Inc.                        456,381      0.6
                           60,300    Devon Energy Corporation                           2,118,037      2.7
                          100,400    EOG Resources, Inc.                                1,593,850      2.1
                          117,500   +Quicksilver Resources Inc.                           447,969      0.6
                            9,800   +Stone Energy Corporation                             365,050      0.5
                           42,000    Unocal Corporation                                 1,202,250      1.5
                           35,400    Vastar Resources, Inc.                             1,969,125      2.5
                                                                                      -----------    ------
                                                                                       12,578,191     16.3
===========================================================================================================
Oil Services               35,900   +BJ Services Company                                1,539,212      2.0
                           35,900    Baker Hughes Incorporated                            884,037      1.2
                           25,100    Coflexip SA (ADR) (a)                              1,044,788      1.4
                           25,200   +Cooper Cameron Corporation                         1,247,400      1.6
                           38,500    Ensign Resource Service Group, Inc.                  890,465      1.2
                           38,100    Helmerich & Payne, Inc.                              895,350      1.2
                           38,000   +Noble Drilling Corporation                         1,113,875      1.4
                           55,600   +Precision Drilling Corporation                     1,429,923      1.8
                           62,000   +R&B Falcon Corporation                               786,625      1.0
                           35,600    Santa Fe International Corporation                   952,300      1.2
                           44,600   +Stolt Comex Seaway, SA                               563,075      0.7
                           20,300   +Stolt Comex Seaway, SA (ADR) (a)                     230,913      0.3
                           42,325   +Weatherford International, Inc.                    1,589,833      2.1
                                                                                      -----------    ------
                                                                                       13,167,796     17.1
===========================================================================================================
Paper & Pulp               64,000    Abitibi-Consolidated Inc.                            801,988      1.0
                           32,066    Aracruz Celulose SA (ADR) (a)                        719,481      0.9
                          103,800   +Canfor Corporation                                 1,189,644      1.6
                          318,300    Jefferson Smurfit Group PLC                          902,826      1.2
                           33,000   +Packaging Corp. of America                           398,063      0.5
                           39,665   +Smurfit-Stone Container Corporation                  785,863      1.0
                          155,400   +St. Laurent Paperboard Inc.                        1,958,057      2.5
                          169,700   +Tembec Inc. 'A'                                    1,816,038      2.4
                                                                                      -----------    ------
                                                                                        8,571,960     11.1
===========================================================================================================
Pipelines                  25,100    The Coastal Corporation                              925,562      1.2
                           28,400    Equitable Resources, Inc.                            979,800      1.3
                           22,400    The Williams Companies, Inc.                         868,000      1.1
                                                                                      -----------    ------
                                                                                        2,773,362      3.6
===========================================================================================================

Merrill Lynch Global Resources Trust                            January 31, 2000

SCHEDULE OF INVESTMENTS (concluded)                              (in US dollars)

                                                                                                 Percent of
Industries            Shares Held             Common Stocks                             Value    Net Assets
===========================================================================================================
Refining                   19,600    Sunoco, Inc.                                     $   452,025      0.6%
===========================================================================================================
Steel                     136,500    The LTV Corporation                                  477,750      0.6
===========================================================================================================
                                     Total Common Stocks (Cost--$71,026,657)           76,034,053     98.8
===========================================================================================================
                          Face
                         Amount                 Short-Term Securities
===========================================================================================================
Repurchase            $ 1,367,000    Warburg Dillion Read LLC, purchased on
Agreements*                          1/31/2000 to yield 5.69% to 2/01/2000              1,367,000      1.8
===========================================================================================================
                                     Total Short-Term Securities (Cost--$1,367,000)     1,367,000      1.8
===========================================================================================================

Total Investments (Cost--$72,393,657)       77,401,053                                               100.6

Liabilities in Excess of Other Assets                                                    (427,964)    (0.6)
                                                                                      -----------    ------
Net Assets                                                                            $76,973,089    100.0%
                                                                                      ===========    ======
===========================================================================================================

(a)American Depositary Receipts (ADR).
* Repurchase Agreements are fully collateralized by US Government & Agency Obligations.
+     Non-income producing security.
      See Notes to Financial Statements.

Merrill Lynch Global Resources Trust                            January 31, 2000

FINANCIAL INFORMATION

Statement of Assets and Liabilities as of January 31, 2000

Assets:            Investments, at value (identified cost--$72,393,657) ......                                 $ 77,401,053
                   Cash ......................................................                                           51
                   Receivables:
                       Securities sold .......................................          $    645,626
                       Beneficial interest sold ..............................                59,472
                       Dividends .............................................                38,439                743,537
                                                                                        ------------
                   Prepaid registration fees and other assets ................                                       32,658
                                                                                                               ------------
                   Total assets ..............................................                                   78,177,299
                                                                                                               ------------
===========================================================================================================================
Liabilities:       Payables:
                       Securities purchased ..................................               792,000
                       Beneficial interest redeemed ..........................               197,761
                       Investment adviser ....................................                40,731
                       Distributor ...........................................                28,464              1,058,956
                                                                                        ------------
                   Accrued expenses and other liabilities ....................                                      145,254
                                                                                                               ------------
                   Total liabilities .........................................                                    1,204,210
                                                                                                               ------------
===========================================================================================================================
Net Assets:        Net assets ................................................                                 $ 76,973,089
                                                                                                               ============
===========================================================================================================================
Net Assets         Class A Shares of beneficial interest, $.10 par value,
Consist of:        unlimited number of shares authorized .....................                                $     57,012
                   Class B Shares of beneficial interest, $.10 par value,
                   unlimited number of shares authorized .....................                                     126,728
                   Class C Shares of beneficial interest, $.10 par value,
                   unlimited number of shares authorized .....................                                      10,771
                   Class D Shares of beneficial interest, $.10 par value,
                   unlimited number of shares authorized .....................                                     326,516
                   Paid-in capital in excess of par ..........................                                  95,018,071
                   Accumulated investment loss--net ..........................                                    (189,758)
                   Accumulated realized capital losses on investments and
                   foreign currency transactions--net ........................                                 (10,702,268)
                   Accumulated distributions in excess of realized capital
                   gains on investments and foreign currency transactions--net                                 (12,680,790)
                   Unrealized appreciation on investments and foreign currency
                   transactions--net .........................................                                   5,006,807
                                                                                                              ------------
                   Net assets ................................................                                 $ 76,973,089
                                                                                                               ============
===========================================================================================================================
Net Asset Value:   Class A--Based on net assets of $8,424,077 and 570,116
                            shares of beneficial interest outstanding ........                                 $      14.78
                                                                                                               ============
                   Class B--Based on net assets of $18,728,455 and 1,267,276
                            shares of beneficial interest outstanding ........                                 $      14.78
                                                                                                               ============
                   Class C--Based on net assets of $1,572,093 and 107,712
                            shares of beneficial interest outstanding ........                                 $      14.60
                                                                                                               ============
                   Class D--Based on net assets of $48,248,464 and 3,265,159
                            shares of beneficial interest outstanding ........                                 $      14.78
                                                                                                               ============
===========================================================================================================================

                   See Notes to Financial Statements.

Merrill Lynch Global Resources Trust                            January 31, 2000

Statement of Operations for the Six Months Ended January 31, 2000

Investment           Dividends (net of $13,407 foreign withholding tax) .                                $   456,613
Income:              Interest and discount earned .......................                                     74,488
                                                                                                         -----------
                     Total income .......................................                                    531,101
                                                                                                         -----------
====================================================================================================================
Expenses:            Investment advisory fees ...........................          $   256,052
                     Account maintenance & distribution fees--Class B ...              102,580
                     Account maintenance fees--Class D ..................               67,309
                     Transfer agent fees--Class D .......................               60,161
                     Professional fees ..................................               42,313
                     Custodian fees .....................................               33,068
                     Printing and shareholder reports ...................               30,123
                     Registration fees ..................................               29,474
                     Transfer agent fees--Class B .......................               27,611
                     Trustees' fees and expenses ........................               27,141
                     Transfer agent fees--Class A .......................               10,213
                     Account maintenance & distribution fees--Class C ...                9,316
                     Accounting services ................................                6,807
                     Transfer agent fees--Class C .......................                2,502
                     Pricing fees .......................................                2,455
                     Other ..............................................                2,662
                                                                                    ----------
                     Total expenses .....................................                                    709,787
                                                                                                         -----------
                     Investment loss--net ...............................                                   (178,686)
                                                                                                         -----------
====================================================================================================================
Realized &           Realized loss from:
Unrealized Gain          Investments--net ...............................           (3,609,280)
(Loss) on                Foreign currency transactions--net .............              (18,762)           (3,628,042)
Investments &                                                                      -----------           -----------
Foreign Currency     Change in unrealized appreciation/depreciation on:
Transactions--Net:       Investments--net ...............................             (575,798)
                         Foreign currency transactions--net .............              104,146              (471,652)
                                                                                   -----------           -----------
                     Net Decrease in Net Assets Resulting from Operations                                $(4,278,380)
                                                                                                         ===========
====================================================================================================================

                     See Notes to Financial Statements.

Merrill Lynch Global Resources Trust                            January 31, 2000

Statement of Changes in Net Assets

                                                                                                    For the Six         For the
                                                                                                   Months Ended       Year Ended
                                                                                                    January 31,        July 31,
Increase (Decrease) in Net Assets:                                                                     2000              1999
=================================================================================================================================
Operations:           Investment income (loss)--net .....................................          $   (178,686)     $    260,373
                      Realized loss on investments and foreign currency transactions--net            (3,628,042)      (12,680,790)
                      Change in unrealized appreciation/depreciation on investments
                      and foreign currency transactions--net ............................              (471,652)       28,187,908
                                                                                                   ------------      ------------
                      Net increase (decrease) in net assets resulting from operations ...            (4,278,380)       15,767,491
                                                                                                   ------------      ------------
=================================================================================================================================
Dividends &           Investment income--net:
Distributions             Class A .......................................................               (23,800)         (112,274)
to Shareholders:          Class D .......................................................               (64,246)         (510,053)
                      In excess of investment income--net:
                          Class A .......................................................                    --           (11,492)
                          Class D .......................................................                    --           (52,205)
                      In excess of realized gain on investments--net:
                          Class A .......................................................                    --           (51,962)
                          Class C .......................................................                    --            (4,683)
                          Class D .......................................................                    --          (348,806)
                                                                                                                     ------------
                      Net decrease in net assets resulting from dividends and
                      distributions to shareholders .....................................               (88,046)       (1,091,475)
                                                                                                   ------------      ------------
=================================================================================================================================
Beneficial Interest   Net decrease in net assets derived from beneficial
Transactions:         interest transactions .............................................            (7,985,577)      (25,907,606)
                                                                                                   ------------      ------------
=================================================================================================================================
Net Assets:           Total decrease in net assets ......................................           (12,352,003)      (11,231,590)
                      Beginning of period ...............................................            89,325,092       100,556,682
                                                                                                   ------------      ------------
                      End of period* ....................................................          $ 76,973,089      $ 89,325,092
                                                                                                   ============      ============

                     *Undistributed (accumulated) investment income (loss)--net .........          $   (189,758)     $     76,974
                                                                                                   ============      ============
=================================================================================================================================

                        See Notes to Financial Statements.

Merrill Lynch Global Resources Trust                            January 31, 2000

Financial Highlights

                                                                                     Class A+
                                                             ---------------------------------------------------------
                                                               For the
                                                             Six Months
The following per share data and ratios have been derived      Ended               For the Year Ended July 31,
from information provided in the financial statements.       January 31,    ------------------------------------------
Increase (Decrease) in Net Asset Value:                         2000         1999       1998         1997       1996
======================================================================================================================
Per Share           Net asset value, beginning of period ...   $15.52       $12.93     $ 19.90     $ 17.27     $ 16.70
Operating                                                      ------       ------     -------     -------     -------
Performance:        Investment income (loss)--net ..........       --++        .10         .13         .14         .22
                    Realized and unrealized gain (loss) on
                    investments and foreign currency
                    transactions--net ......................     (.70)        2.75       (5.00)       2.91         .50
                                                               ------       ------     -------     -------     -------
                    Total from investment operations .......     (.70)        2.85       (4.87)       3.05         .72
                    Less dividends and distributions:
                        Investment income--net .............     (.04)        (.17)       (.10)       (.23)       (.15)
                        In excess of investment income--net        --         (.01)         --          --          --
                        Realized gain on investments--net ..       --           --       (1.35)       (.19)         --
                                                               ------       ------     -------     -------     -------
                        In excess of realized gain on
                        investments--net ...................       --         (.08)       (.65)         --          --
                                                               ------       ------     -------     -------     -------
                    Total dividends and distributions ......     (.04)        (.26)      (2.10)       (.42)       (.15)
                                                               ------       ------     -------     -------     -------
                    Net asset value, end of period .........   $14.78       $15.52     $ 12.93     $ 19.90     $ 17.27
                                                               ======       ======     =======     =======     =======
======================================================================================================================
Total Investment    Based on net asset value per share .....    (4.49%)++    22.91%     (27.00%)     17.95%       4.34%
Return:**                                                      ======       ======     =======     =======     =======
======================================================================================================================
Ratios to Average   Expenses ...............................     1.23%*       1.28%       1.07%       1.01%       1.03%
Net Assets:                                                    ======       ======     =======     =======     =======
                    Investment income (loss)--net ..........      .00%*        .75%        .79%        .76%       1.26%
                                                               ======       ======     =======     =======     =======
======================================================================================================================
Supplemental        Net assets, end of period (in thousands)   $8,424       $9,138     $ 9,082     $18,504     $22,726
Data:                                                          ======       ======     =======     =======     =======
                    Portfolio turnover .....................    28.42%       50.48%      21.04%      24.23%      26.48%
                                                               ======       ======     =======     =======     =======
======================================================================================================================

*     Annualized.
**    Total investment returns exclude the effects of sales
      charges.
+     Based on average shares outstanding.
++    Amount is less than $.01 per share.
++    Aggregate total investment return.

      See Notes to Financial Statements.

Merrill Lynch Global Resources Trust                            January 31, 2000

Financial Highlights (continued)

                                                                                                Class B+
                                                              ----------------------------------------------------------
                                                                For the
                                                              Six Months
The following per share data and ratios have been derived       Ended                 For the Year Ended July 31,
from information provided in the financial statements.        January 31,    -------------------------------------------
Increase (Decrease) in Net Asset Value:                          2000          1999        1998        1997        1996
========================================================================================================================
Per Share           Net asset value, beginning of period ...   $ 15.56       $ 12.79     $ 19.80     $ 17.16     $ 16.62
Operating                                                      -------       -------     -------     -------     -------
Performance:        Investment income (loss)--net ..........      (.08)         (.04)       (.05)       (.05)        .03
                    Realized and unrealized gain (loss) on
                    investments and foreign currency
                    transactions--net ......................      (.70)         2.81       (4.96)       2.90         .51
                                                               -------       -------     -------     -------     -------
                    Total from investment operations .......      (.78)         2.77       (5.01)       2.85         .54
                                                               -------       -------     -------     -------     -------
                    Less dividends and distributions:
                        Investment income--net .............        --            --          --        (.02)         --++
                        Realized gain on investments--net ..        --            --       (1.35)       (.19)         --
                        In excess of realized gain on
                        investments--net ...................        --            --        (.65)         --          --
                                                               -------       -------     -------     -------     -------
                    Total dividends and distributions ......        --            --       (2.00)       (.21)         --
                                                               -------       -------     -------     -------     -------
                    Net asset value, end of period .........   $ 14.78       $ 15.56     $ 12.79     $ 19.80     $ 17.16
                                                               =======       =======     =======     =======     =======
========================================================================================================================
Total Investment    Based on net asset value per share .....     (5.01%)++     21.66%     (27.76%)     16.72%       3.26%
Return:**                                                      =======       =======     =======     =======     =======
========================================================================================================================
Ratios to Average   Expenses ...............................      2.27%*        2.35%       2.11%       2.04%       2.07%
Net Assets:                                                    =======       =======     =======     =======     =======
                    Investment income (loss)--net ..........     (1.03%)*       (.28%)      (.29%)      (.29%)       .20%
                                                               =======       =======     =======     =======     =======
========================================================================================================================
Supplemental        Net assets, end of period (in thousands)   $18,728       $21,450     $29,794     $77,386     $94,199
Data:                                                          =======       =======     =======     =======     =======
                    Portfolio turnover .....................     28.42%        50.48%      21.04%      24.23%      26.48%
                                                               =======       =======     =======     =======     =======
========================================================================================================================

*     Annualized.
**    Total investment returns exclude the effects
      of sales charges.
+     Based on average shares outstanding.
++    Amount is less than $.01 per share.
++    Aggregate total investment return.

                    See Notes to Financial Statements.

Merrill Lynch Global Resources Trust                            January 31, 2000

Financial Highlights (continued)

                                                                                                      Class C+
                                                             ---------------------------------------------------------------------
                                                               For the
                                                             Six Months
The following per share data and ratios have been derived      Ended                       For the Year Ended July 31,
from information provided in the financial statements.       January 31,       ---------------------------------------------------
Increase (Decrease) in Net Asset Value:                          2000            1999          1998          1997          1996
==================================================================================================================================
Per Share           Net asset value, beginning of period ...   $   15.36       $   12.67     $   19.64     $   17.08     $   16.55
Operating                                                      ---------       ---------     ---------     ---------     ---------
Performance:        Investment income (loss)--net ..........        (.08)           (.04)         (.04)         (.06)          .04
                    Realized and unrealized gain (loss)
                    on investments and foreign currency
                    transactions--net ......................        (.68)           2.77         (4.93)         2.90           .49
                                                               ---------       ---------     ---------     ---------     ---------
                    Total from investment operations .......        (.76)           2.73         (4.97)         2.84           .53
                                                               ---------       ---------     ---------     ---------     ---------
                    Less dividends and distributions:
                        Investment income--net .............          --              --            --          (.09)           --
                        Realized gain on investments--net ..          --              --         (1.35)         (.19)           --
                        In excess of realized gain on
                        investments--net ...................          --            (.04)         (.65)           --            --
                                                               ---------       ---------     ---------     ---------     ---------
                    Total dividends and distributions ......          --            (.04)        (2.00)         (.28)           --
                                                               ---------       ---------     ---------     ---------     ---------
                    Net asset value, end of period .........   $   14.60       $   15.36     $   12.67     $   19.64     $   17.08
                                                               =========       =========     =========     =========     =========
==================================================================================================================================
Total Investment    Based on net asset value per share .....       (4.95%)++       21.68%       (27.78%)       16.77%         3.20%
Return:**                                                      =========       =========     =========     =========     =========
==================================================================================================================================
Ratios to Average   Expenses ...............................        2.27%*          2.33%         2.12%         2.06%         2.07%
Net Assets:                                                    =========       =========     =========     =========     =========
                    Investment income (loss)--net ..........       (1.01%)*         (.33%)        (.29%)        (.33%)         .27%
                                                               =========       =========     =========     =========     =========
==================================================================================================================================
Supplemental        Net assets, end of period (in thousands)   $   1,572       $   2,039     $   1,461     $   2,680     $   3,388
Data:                                                          =========       =========     =========     =========     =========
                    Portfolio turnover .....................       28.42%          50.48%        21.04%        24.23%        26.48%
                                                               =========       =========     =========     =========     =========
==================================================================================================================================

*     Annualized.
**    Total investment returns exclude the effects of sales
      charges.
+     Based on average shares outstanding.
++    Aggregate total investment return.

                    See Notes to Financial Statements.

Merrill Lynch Global Resources Trust                            January 31, 2000

FINANCIAL INFORMATION (concluded)

Financial Highlights (concluded)

                                                                                       Class D+
                                                            --------------------------------------------------------------
                                                              For the
                                                             Six Months
The following per share data and ratios have been derived       Ended                  For the Year Ended July 31,
from information provided in the financial statements.       January 31,      ---------------------------------------------
Increase (Decrease) in Net Asset Value:                          2000         1999        1998        1997         1996
==========================================================================================================================
Per Share           Net asset value, beginning of period ...   $ 15.51       $ 12.89     $ 19.83     $  17.21     $  16.67
Operating                                                      -------       -------     -------     --------     --------
Performance:        Investment income (loss)--net ..........      (.02)          .06         .09          .09          .17
                    Realized and unrealized gain (loss) on
                    investments and foreign currency
                    transactions--net ......................      (.69)         2.77       (4.99)        2.91          .50
                                                               -------       -------     -------     --------     --------
                    Total from investment operations .......      (.71)         2.83       (4.90)        3.00          .67
                                                               -------       -------     -------     --------     --------
                    Less dividends and distributions:
                        Investment income--net .............      (.02)         (.12)       (.04)        (.19)        (.13)
                        In excess of investment income--net         --          (.01)         --           --           --
                        Realized gain on investments--net ..        --            --       (1.35)        (.19)          --
                        In excess of realized gain on
                        investments--net ...................        --          (.08)       (.65)          --           --
                                                               -------       -------     -------     --------     --------
                    Total dividends and distributions ......      (.02)         (.21)      (2.04)        (.38)        (.13)
                                                               -------       -------     -------     --------     --------
                    Net asset value, end of period .........   $ 14.78       $ 15.51     $ 12.89     $  19.83     $  17.21
                                                               =======       =======     =======     ========     ========
==========================================================================================================================
Total Investment    Based on net asset value per share .....     (4.58%)++     22.56%     (27.15%)      17.66%        4.06%
Return:**                                                      =======       =======     =======     ========     ========
==========================================================================================================================
Ratios to Average   Expenses ...............................      1.48%*        1.54%       1.32%        1.26%        1.27%
Net Assets:                                                    =======       =======     =======     ========     ========
                    Investment income (loss)--net ..........      (.24%)*        .50%        .55%         .51%        1.00%
                                                               =======       =======     =======     ========     ========
==========================================================================================================================
Supplemental        Net assets, end of period (in thousands)   $48,249       $56,698     $60,220     $107,403     $108,924
Data:                                                          =======       =======     =======     ========     ========
                    Portfolio turnover .....................     28.42%        50.48%      21.04%       24.23%       26.48%
                                                               =======       =======     =======     ========     ========
==========================================================================================================================

*     Annualized.
**    Total investment returns exclude the effects of sales
      charges.
+     Based on average shares outstanding.
++    Aggregate total investment return.

      See Notes to Financial Statements.

Merrill Lynch Global Resources Trust                            January 31, 2000

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Merrill Lynch Global Resources Trust (the "Trust") is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund's financial statements are prepared in accordance with generally accepted accounting principles, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The Trust offers four classes of shares under the Merrill Lynch Select PricingSM System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Trust.

(a) Valuation of investments -- Portfolio securities that are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Trustees of the Trust as the primary market. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments are stated at market value. Securities and other assets for which market value quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Trustees of the Trust.

(b) Repurchase agreements -- The Trust invests in US Government securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Trust takes possession of the underlying securities, marks to market such securities and, if necessary, receives additional securities daily to ensure that the contract is fully collateralized.

(c) Derivative financial instruments -- The Trust may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the equity, debt and currency markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Forward foreign exchange contracts -- The Trust is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Trust's records. However, the effect on net investment income is recorded from the date the Trust enters into such contracts.

o Options -- The Trust can write covered call options and purchase put options. When the Trust writes an option, an amount equal to the premium received by the Trust is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Trust enters into a closing transaction), the Trust realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction is less than or greater than the premiums paid or received).

Written and purchased options are non-income producing investments.

(d) Foreign currency transactions -- Transactions denominated in foreign currencies are recorded at

Merrill Lynch Global Resources Trust                            January 31, 2000
the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(e) Income taxes -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates.

(f) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Trust has determined the ex-dividend dates. Interest income is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(g) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(h) Dividends and distributions -- Dividends and distributions paid by the Trust are recorded on the ex-dividend dates. Distributions in excess of realized capital gains are due primarily to deferring tax treatments for post-October losses.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Trust has also entered into a Distribution Agreement and Distribution Plans with Merrill Lynch Funds Distributor ("MLFD" or the "Distributor"), a division of Princeton Funds Distributor, Inc. ("PFD"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

MLAM is responsible for the management of the Trust's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Trust. For such services, the Trust pays a monthly fee of .60%, on an annual basis, of the average daily value of the Trust's net assets.

Pursuant to the Distribution Plans adopted by the Trust in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Trust pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                     Account        Distribution
                                                  Maintenance Fee        Fee
--------------------------------------------------------------------------------
Class B .......................................         .25%             .75%
Class C .......................................         .25%             .75%
Class D .......................................         .25%              --
--------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Trust. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended January 31, 2000, MLFD earned underwriting discounts and MLPF&S earned dealer concessions on sales of the Trust's Class D Shares as follows:

--------------------------------------------------------------------------------
                                                                 MLFD     MLPF&S
--------------------------------------------------------------------------------
Class D ........................................................ $231     $3,751
--------------------------------------------------------------------------------

Merrill Lynch Global Resources Trust                            January 31, 2000

For the six months ended January 31, 2000, MLPF&S received contingent deferred sales charges of $11,989 and $1,840 relating to transactions in Class B and C Shares, respectively. Furthermore, MLPF&S received contingent deferred sales charges of $244 and $23,423 relating to transactions subject to front-end sales charge waivers in Class A and Class D Shares, respectively.

In addition, MLPF&S received $16,948 in commissions on the execution of portfolio security transactions for the Trust for the six months ended January 31, 2000.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Trust's transfer agent.

Accounting services are provided to the Trust by MLAM at cost.

Certain officers and/or trustees of the Trust are officers and/or directors of MLAM, PSI, FDS, PFD, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended January 31, 2000 were $22,773,189 and $30,196,958, respectively.

Net realized losses for the six months ended January 31, 2000 and net unrealized gains (losses) as of January 31, 2000 were as follows:

--------------------------------------------------------------------------------
                                                   Realized         Unrealized
                                                    Losses        Gains (Losses)
--------------------------------------------------------------------------------
Long-term investments .........................   $(3,609,280)      $5,007,396
Foreign currency transactions .................       (18,762)            (589)
                                                  -----------       ----------
Total .........................................   $(3,628,042)      $5,006,807
                                                  ===========       ==========
--------------------------------------------------------------------------------

As of January 31, 2000, net unrealized appreciation for Federal income tax purposes aggregated $5,007,396, of which $10,945,513 related to appreciated securities and $5,938,117 related to depreciated securities. At January 31, 2000, the aggregate cost of investments for Federal income tax purposes was $72,393,657.

4. Beneficial Interest Transactions:

Net decrease in net assets derived from beneficial interest transactions was $7,985,577 and $25,907,606 for the six months ended January 31, 2000 and for the year ended July 31, 1999, respectively.

Transactions in shares of beneficial interest for each class were as follows:

--------------------------------------------------------------------------------
Class A Shares for the Year                                           Dollar
Ended July 31, 2000                                  Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..............................           224,995        $ 3,402,688
Shares issued to shareholders
in reinvestment of dividends .............             1,475             20,889
                                                 -----------        -----------
Total issued .............................           226,470          3,423,577
Shares redeemed ..........................          (245,255)        (3,728,024)
                                                 -----------        -----------
Net decrease .............................           (18,785)       $  (304,447)
                                                 ===========        ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class A Shares for the Six Months                                     Dollar
Ended January 31, 1999                             Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..............................           258,053        $ 3,353,195
Shares issued to shareholders
in reinvestment of dividends
and distributions ........................            14,280            155,903
Total issued .............................           272,333          3,509,098
Shares redeemed ..........................          (385,907)        (4,907,125)
                                                 -----------        -----------
Net decrease .............................          (113,574)       $(1,398,027)
                                                 ===========        ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class B Shares for the Six Months                                     Dollar
Ended January 31, 2000                             Shares             Amount
--------------------------------------------------------------------------------

Shares sold ..............................           143,158        $ 2,208,395
                                                 -----------        -----------
Automatic conversion
of shares ................................           (36,253)          (553,924)
Shares redeemed ..........................          (218,503)        (3,301,733)
                                                 -----------        -----------
Net decrease .............................          (111,598)       $(1,647,262)
                                                 ===========        ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class B Shares for the Year                                            Dollar
Ended July 31, 1999                                 Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..............................           265,094        $ 3,508,586
Automatic conversion
of shares ................................          (160,271)        (2,040,380)
Shares redeemed ..........................        (1,055,323)       (13,211,981)
                                                 -----------        -----------
Net decrease .............................          (950,500)      $(11,743,775)
                                                 ===========        ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class C Shares for the Six Months                                     Dollar
Ended January 31, 2000                             Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..............................            23,241        $   348,537
Shares redeemed ..........................           (48,264)          (721,432)
                                                 -----------        -----------
Net decrease .............................           (25,023)       $  (372,895)
                                                 ===========        ===========
--------------------------------------------------------------------------------

Merrill Lynch Global Resources Trust                            January 31, 2000

NOTES TO FINANCIAL STATEMENTS (concluded)

--------------------------------------------------------------------------------
Class C Shares for the Year                                           Dollar
Ended July 31, 1999                                  Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..............................            80,297        $ 1,032,928
Shares issued to shareholders
in reinvestment of dividends
and distributions ........................               380              4,096
                                                 -----------        -----------
Total issued .............................            80,677          1,037,024
Shares redeemed ..........................           (63,244)          (830,479)
                                                 -----------        -----------
Net increase .............................            17,433        $   206,545
                                                 ===========        ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Six Months                                     Dollar
Ended January 31, 2000                             Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..............................           177,838        $ 2,863,563
Automatic conversion
of shares ................................            36,305            553,924
Shares issued to shareholders
in reinvestment of dividends .............             3,227             45,733
                                                 -----------        -----------
Total issued .............................           217,370          3,463,220
Shares redeemed ..........................          (607,431)        (9,124,193)
                                                 -----------        -----------
Net decrease .............................          (390,061)       $(5,660,973)
                                                 ===========        ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Six Months                                     Dollar
Ended January 31, 1999                             Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..............................            78,640       $  1,010,759
Automatic conversion
of shares ................................           160,807          2,040,380
Shares issued to shareholders
in reinvestment of dividends
and distributions ........................            61,096            666,540
                                                 -----------       ------------
Total issued .............................           300,543          3,717,679
Shares redeemed ..........................        (1,318,304)       (16,690,028)
                                                 -----------       ------------
Net decrease .............................        (1,017,761)      $(12,972,349)
                                                 ===========       ============
--------------------------------------------------------------------------------

5. Capital Loss Carryforward:

At July 31, 1999, the Trust had a net capital loss carryforward of approximately $9,970,000, all of which expires in 2007. This amount will be available to offset like amounts of any future taxable gains.

PORTFOLIO INFORMATION

As of January 31, 2000

                                                Percent of
Ten Largest Equity Holdings                     Net Assets
Stillwater Mining Company ......................    3.9%
Exxon Mobil Corporation ........................    3.5
Chevron Corporation ............................    3.4
Canadian Hunter Exploration Ltd. ...............    3.3
Murphy Oil Corporation .........................    2.8
Devon Energy Corporation .......................    2.7
Apache Corporation .............................    2.6
Vastar Resources, Inc. .........................    2.5
St. Laurent Paperboard Inc. ....................    2.5
Tembec Inc. 'A' ................................    2.4

                                                Percent of
Geographic Allocation                           Net Assets
United States ..................................   63.2%
Canada .........................................   27.8
Australia ......................................    3.0
Italy ..........................................    1.5
France .........................................    1.4
Norway .........................................    1.0
Brazil .........................................    0.9

Merrill Lynch Global Resources Trust                            January 31, 2000

OFFICERS AND TRUSTEES

Terry K. Glenn, President and Trustee
M. Colyer Crum, Trustee
Laurie Simon Hodrick, Trustee
Jack B. Sunderland, Trustee
J. Thomas Touchton, Trustee
Fred G. Weiss, Trustee
Arthur Zeikel, Trustee
Robert C. Doll, Senior Vice President
Robert M. Shearer, Senior Vice President and
  Portfolio Manager
Donald C. Burke, Vice President and Treasurer
Thomas D. Jones, III, Secretary

Custodian
The Bank of New York
90 Washington Street, 12th Floor
New York, NY 10286

Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

--------------------------------------------------------------------------------
Donald Cecil and Edward H. Meyer, Trustees of Merrill Lynch Global Resources Trust have recently retired. The Fund's Board of Trustees wishes Mr. Cecil and Mr. Meyer well in their retirements.
--------------------------------------------------------------------------------

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Trust unless accompanied or preceded by the Trust's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch
Global Resources Trust
Box 9011
Princeton, NJ
08543-9011                                                          #10303--1/00

[LOGO] Printed on post-consumer recycled paper